As filed with the Securities and Exchange Commission on May 30, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22563

Mairs & Power Funds Trust
(Exact name of registrant as specified in charter)

W1520 First National Bank Building
332 Minnesota Street
St. Paul, MN 55101-1363
(Address of principal executive offices) (Zip code)

Andrea C. Stimmel, Chief Compliance Officer & Treasurer,
W1520 First National Bank Building
332 Minnesota Street
St. Paul, MN 55101-1363
(Name and address of agent for service)

651-222-8478
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2013

Date of reporting period:  March 31, 2013

Item 1. Schedule of Investments.

Mairs & Power Growth Fund

SCHEDULE OF INVESTMENTS (unaudited)		March 31, 2013

Shares	Security Description	Fair Value
	COMMON STOCKS 95.3%
	BASIC INDUSTRIES 14.9%
2,185,000	Bemis Co., Inc.	$88,186,600
1,415,153	Ecolab, Inc.	113,466,968
2,850,000	H.B. Fuller Co.(d)	111,378,000
2,190,000	Valspar Corp.	136,327,500
		449,359,068
	CAPITAL GOODS 14.6%
332,000	Badger Meter, Inc.	17,768,640
2,630,000	Donaldson Co., Inc.	95,179,700
690,000	Fastenal Co.	35,431,500
1,870,000	Graco, Inc.	108,516,100
1,200,000	MTS Systems Corp.(d)	69,780,000
2,190,000	Pentair Ltd.(a)	115,522,500
		442,198,440
	CONSUMER CYCLICAL 9.3%
510,000	G&K Services, Inc., Class A	23,210,100
1,860,000	Target Corp.	127,317,000
2,400,000	Toro Co.	110,496,000
360,000	The Walt Disney Company	20,448,000
		281,471,100
	CONSUMER STAPLE 5.4%
1,450,000	General Mills, Inc.	71,499,500
2,230,000	Hormel Foods Corp.	92,143,600
		163,643,100
	DIVERSIFIED 6.5%
1,220,000	3M Co.	129,698,200
2,890,000	General Electric Co.	66,816,800
		196,515,000
	ENERGY 1.2%
480,000	Schlumberger, Ltd.(a)	35,947,200

	FINANCIAL 11.2%
1,300,000	Associated Banc-Corp.	19,747,000
1,550,000	Principal Financial Group	52,746,500
3,110,000	TCF Financial Corp.	46,525,600
300,000	The Travelers Cos., Inc.	25,257,000
3,020,000	U.S. Bancorp	102,468,600
1,920,000	Wells Fargo & Co.	71,020,800
1,290,000	Western Union Co.	19,401,600
		337,167,100
	HEALTH CARE 16.8%
1,030,000	Baxter International Inc.	74,819,200
1,130,000	Johnson & Johnson	92,128,900
2,560,000	Medtronic, Inc.	120,217,600
1,140,000	Patterson Cos., Inc.	43,365,600
1,550,000	Pfizer Inc.	44,733,000
1,320,000	St. Jude Medical, Inc.	53,380,800
628,800	SurModics, Inc.(b)	17,134,800
410,500	Techne Corp.	27,852,425
430,000	Zimmer Holdings, Inc.	32,344,600
		505,976,925
	TECHNOLOGY 12.6%
2,390,000	Corning Inc.	31,858,700
892,500	Cray Inc.(b)	20,714,925
1,937,400	Daktronics, Inc.	20,342,700
2,110,000	Emerson Electric Co.	117,885,700
170,000	Fiserv, Inc.(b)	14,931,100
1,550,000	Honeywell International Inc.	116,792,500
780,000	Intel Corp.	17,043,000
396,370	NVE Corporation(b)(d)	22,363,195
260,000	Qualcomm, Inc.	17,407,000
		379,338,820

Mairs & Power Growth Fund

SCHEDULE OF INVESTMENTS (unaudited) (continued)		March 31, 2013

Shares	Security Description	Fair Value
	COMMON STOCKS (continued)
	TRANSPORTATION 2.8%
655,000	C.H. Robinson Worldwide, Inc.	$38,946,300
530,000	United Parcel Service, Inc., Class B	45,527,000
		84,473,300

	TOTAL COMMON STOCKS	$2,876,090,053
	(cost $1,585,371,742)

	SHORT-TERM INVESTMENTS 4.7%
141,122,897	First American Prime Obligations Fund, Class Z, 0.02%(c)	$141,122,897
	(cost $141,122,897)

	TOTAL INVESTMENTS 100.0%	$3,017,212,950
	(cost $1,726,494,639)

	OTHER ASSETS AND LIABILITIES (NET) 0.0%	(61,874)

	TOTAL NET ASSETS 100.0%	$3,017,151,076

(a)	Foreign security denominated in U.S. dollars. As of March 31, 2013, these securities represented $151,469,700 or 5.0% of total net assets.
(b)	Non-income producing.
(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2013.
(d)	Affiliated company.

See accompanying Notes to Schedules of Investments.

Mairs & Power Balanced Fund

SCHEDULE OF INVESTMENTS (unaudited)			March 31, 2013

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES 33.7%
	FEDERAL AGENCY OBLIGATIONS 2.7%
$ 1,000,000	Federal National Mortgage Association	3.250%	03/27/28	$1,006,032
500,000	Federal National Mortgage Association	4.000%	04/09/32	500,545
500,000	Federal National Mortgage Association	3.400%	09/27/32	501,381
1,000,000	Federal Home Loan Banks	3.180%	12/06/32	993,649
1,000,000	Federal Home Loan Banks	3.250%	01/18/33	998,907
1,000,000	Federal Farm Credit Bank	3.480%	02/07/33	1,007,450
1,000,000	Federal Home Loan Banks	3.230%	02/07/33	1,000,746
2,000,000	Federal Home Loan Banks	3.500%	02/22/33	2,008,524
1,000,000	Federal Farm Credit Bank	3.500%	02/28/33	1,003,658
1,500,000	Federal National Mortgage Association	3.500%	03/07/33	1,504,233
1,000,000	Federal National Mortgage Association	3.250%	03/25/33	988,171
				11,513,296
	CORPORATE BONDS 28.5%
	CONSUMER CYCLICAL 1.5%
500,000	Best Buy Co., Inc.(d)	7.250%	07/15/13	507,500
500,000	Gannett Co., Inc.	6.375%	09/01/15	547,500
500,000	Deluxe Corp.	7.000%	03/15/19	542,500
500,000	Dell Inc.	5.875%	06/15/19	523,171
500,000	Best Buy Co., Inc.	5.500%	03/15/21	482,500
500,000	Dell Inc.	4.625%	04/01/21	489,086
1,000,000	Darden Restaurants, Inc.	3.350%	11/01/22	951,049
1,000,000	Wyndam Worldwide	3.900%	03/01/23	1,003,270
1,000,000	Metropolitan Opera	4.349%	10/01/32	995,772
500,000	Altria Group, Inc.	4.250%	08/09/42	471,177
				6,513,525
	FINANCIAL 14.8%
500,000	Metropolitan Life Global Funds I(e)	5.125%	04/10/13	500,470
500,000	Fifth Third Bancorp	6.250%	05/01/13	502,265
500,000	Genworth Life Financial Inc.(e)	5.875%	05/03/13	502,114
500,000	Protective Life Corp.	4.300%	06/01/13	502,859
250,000	Allstate Corp.	7.500%	06/15/13	253,481
500,000	SLM Corporation	5.000%	10/01/13	508,750
485,000	Jefferson-Pilot Corp.	4.750%	01/30/14	500,783
415,000	Liberty Mutual Group Inc.(e)	5.750%	03/15/14	430,607
500,000	GATX Corp.	8.750%	05/15/14	541,760
500,000	Genworth Life Financial Inc.	5.750%	06/15/14	524,264
500,000	Citigroup Inc.	5.000%	09/15/14	525,015
500,000	Regions Financial Corp.	7.750%	11/10/14	551,240
500,000	SLM Corporation	5.050%	11/14/14	527,153
500,000	General Motors Acceptance Corp.	6.750%	12/01/14	536,250
500,000	Principal Life Global(e)	5.050%	03/15/15	540,566
500,000	Marshall & Ilsley Corp.	4.850%	06/16/15	534,505
500,000	TCF National Bank	5.500%	02/01/16	518,697
500,000	Key Bank National Association	5.450%	03/03/16	560,666
500,000	Symetra Financial Corp.(e)	6.125%	04/01/16	554,208
250,000	Security Benefit Life Insurance(e)	8.750%	05/15/16	261,287
500,000	Merrill Lynch & Co., Inc.	6.050%	05/16/16	555,890
500,000	Torchmark Corp.	6.375%	06/15/16	562,409
500,000	Western Union Co.	5.930%	10/01/16	552,209
500,000	National City Bank	5.250%	12/15/16	567,344
500,000	Marshall & Ilsley Corp.	5.000%	01/17/17	547,271
500,000	Citigroup Inc.	5.500%	02/15/17	556,015
500,000	White Mountain Group, Ltd.(a)(e)	6.375%	03/20/17	562,518
250,000	Merrill Lynch & Co., Inc.	5.700%	05/02/17	279,045
500,000	Royal Bank of Scotland Group, PLC(a)	4.250%	07/15/17	524,271
500,000	Ford Motor Credit Co.	3.000%	08/20/17	500,064
500,000	Comerica Incorporated	5.200%	08/22/17	576,515
500,000	Bank of America Corp.	6.000%	09/01/17	580,474

Mairs & Power Balanced Fund

SCHEDULE OF INVESTMENTS (unaudited) (continued)			March 31, 2013

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	FINANCIAL (continued)
$ 500,000	American Express Company	6.000%	09/13/17	$596,980
250,000	General Motors Acceptance Corp.	7.250%	09/15/17	250,142
500,000	Bear Stearns Co., Inc.	6.400%	10/02/17	596,904
500,000	The Hartford Financial Services Group Inc.	4.000%	10/15/17	553,772
500,000	Prudential Financial Inc.	6.000%	12/01/17	596,560
500,000	Barclays Bank, PLC(a)(e)	6.050%	12/04/17	557,308
1,000,000	Morgan Stanley	5.950%	12/28/17	1,157,748
500,000	Goldman Sachs Group, Inc.	5.950%	01/18/18	582,951
500,000	Wachovia Corp.	5.750%	02/01/18	595,126
500,000	United Health Group, Inc.	6.000%	02/15/18	604,555
250,000	Lincoln National Corp.	7.000%	03/15/18	299,763
500,000	SunTrust Banks, Inc.	7.250%	03/15/18	620,587
500,000	Morgan Stanley	6.625%	04/01/18	597,701
1,000,000	Jefferies Group, Inc.	5.125%	04/13/18	1,090,000
500,000	Merrill Lynch & Co., Inc.	6.875%	04/25/18	603,510
500,000	Provident Cos.	7.000%	07/15/18	595,535
500,000	MetLife Inc.	6.817%	08/15/18	623,266
500,000	Associated Banc-Corp	9.250%	10/15/18	517,709
1,000,000	Ford Motor Credit Co.	3.000%	12/20/18	989,530
500,000	The Hartford Financial Services Group Inc.	6.000%	01/15/19	596,488
500,000	Royal Bank of Scotland Group, PLC(a)	5.250%	02/15/19	553,206
500,000	BB&T Corp.	6.850%	04/30/19	637,898
250,000	Berkley (WR) Corp.	6.150%	08/15/19	288,971
500,000	Prospect Capital Corp.	5.950%	09/15/19	492,740
500,000	Protective Life Corp.	7.375%	10/15/19	613,747
500,000	Prospect Capital Corp.	5.125%	11/15/19	500,161
1,629,000	Zions Bancorp	4.150%	11/15/19	1,677,139
500,000	Credit Suisse(a)	5.400%	01/14/20	560,430
500,000	Prospect Capital Corp.	4.000%	01/15/20	491,420
500,000	Morgan Stanley	5.500%	01/26/20	572,878
500,000	The Hartford Financial Services Group Inc.	5.500%	03/30/20	583,145
450,000	Compass Bancshares, Inc.	5.500%	04/01/20	467,802
500,000	Ford Motor Credit Co.	3.450%	08/20/20	496,371
537,000	Manufacturers & Traders Trust Co.(d)	5.585%	12/28/20	539,394
500,000	Wells Fargo & Co.(d)	2.000%	01/31/21	491,298
1,000,000	Nationwide Financial Services(e)	5.375%	03/25/21	1,103,239
500,000	Markel Corporation	5.350%	06/01/21	570,905
500,000	Goldman Sachs Group, Inc.	5.250%	07/27/21	566,534
500,000	Genworth Life Financial Inc.	7.625%	09/24/21	602,232
500,000	AFLAC, Inc.	4.000%	02/15/22	538,297
500,000	GATX Corp.	4.750%	06/15/22	530,220
1,000,000	Block Financial LLC	5.500%	11/01/22	1,055,571
1,500,000	RPM International, Inc.	3.450%	11/15/22	1,486,730
1,000,000	Assurant, Inc.	4.000%	03/15/23	986,359
1,000,000	GATX Corp.	3.900%	03/30/23	1,007,479
1,000,000	Markel Corporation	3.625%	03/30/23	1,003,795
500,000	CNA Financial Corp.	7.250%	11/15/23	636,478
500,000	Pacific Life Insurance Co.(e)	7.900%	12/30/23	665,814
250,000	Liberty Mutual Insurance Co.(e)	8.500%	05/15/25	327,196
500,000	Barclays Bank, PLC(a)(d)	4.000%	06/20/25	494,313
500,000	Citigroup Inc.	5.200%	01/25/27	508,770
250,000	Provident Cos.	7.250%	03/15/28	316,070
1,000,000	JP Morgan Chase & Co.(d)	3.000%	03/21/28	988,673
1,000,000	JP Morgan Chase & Co.(d)	3.000%	03/22/28	987,677
500,000	Farmers Exchange Capital(e)	7.050%	07/15/28	629,667
500,000	Bank of America Corp.(d)	5.500%	03/29/30	512,382
500,000	Goldman Sachs Group, Inc.	4.250%	11/15/30	497,342

Mairs & Power Balanced Fund

SCHEDULE OF INVESTMENTS (unaudited) (continued)			March 31, 2013

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	FINANCIAL (continued)
$ 500,000	Goldman Sachs Group, Inc.	4.000%	02/15/31	$491,324
500,000	General Electric Cap Corp.	4.000%	09/17/32	495,974
500,000	Goldman Sachs Group, Inc.	4.300%	12/15/32	500,335
2,000,000	General Electric Cap Corp.	4.000%	02/14/33	1,963,580
1,500,000	Western Union Co.	6.200%	11/17/36	1,537,500
500,000	Barclays Bank, PLC(a)(d)	4.000%	10/09/37	486,939
1,000,000	Berkshire Hathaway Finance Corporation	4.400%	05/15/42	993,456
500,000	MetLife Inc.	4.125%	08/13/42	468,044
500,000	Swiss Re Treasury(e)	4.250%	12/06/42	483,076
500,000	Pacific Life Corp.(e)	5.125%	01/30/43	484,725
500,000	Principal Financial Group	4.350%	05/15/43	495,829
				62,250,225
	INDUSTRIAL 10.6%
250,000	Willamette Industries	7.125%	07/22/13	252,509
500,000	Ingersoll-Rand Co., Ltd.(a)	6.000%	08/15/13	509,971
250,000	Maytag Corp.	5.000%	05/15/15	264,148
340,000	Johnson Controls, Inc.	5.500%	01/15/16	379,856
500,000	International Paper Co.	5.250%	04/01/16	554,020
500,000	SUPERVALU Inc.	8.000%	05/01/16	520,000
500,000	Anadarko Petroleum Corp.	5.950%	09/15/16	575,554
500,000	Valspar Corp.	6.050%	05/01/17	577,954
500,000	Broadridge Financial Solutions, Inc.	6.125%	06/01/17	565,585
525,000	Cargill, Inc.(e)	6.000%	11/27/17	625,637
500,000	Cliffs Natural Resources, Inc.	3.950%	01/15/18	502,015
250,000	ServiceMaster Co.	7.100%	03/01/18	245,938
1,000,000	Avon Products, Inc.	4.200%	07/15/18	1,043,021
250,000	ConocoPhillips	6.650%	07/15/18	314,070
350,000	PPG Industries	7.400%	08/15/19	426,810
500,000	MASCO Corp.	7.125%	03/15/20	583,709
1,000,000	Safeway, Inc.	3.950%	08/15/20	1,021,852
500,000	Cliffs Natural Resources, Inc.	4.800%	10/01/20	498,164
500,000	Hewlett-Packard Company	3.750%	12/01/20	496,395
1,000,000	Cliffs Natural Resources, Inc.	4.875%	04/01/21	985,439
500,000	Pentair Ltd.(a)(e)	5.000%	05/15/21	560,725
500,000	Hewlett-Packard Company	4.300%	06/01/21	507,581
500,000	Carpenter Technology	5.200%	07/15/21	536,995
500,000	Safeway, Inc.	4.750%	12/01/21	538,234
500,000	Idex Corporation	4.200%	12/15/21	534,505
500,000	MASCO Corp.	5.950%	03/15/22	562,416
1,000,000	Domtar Corp.	4.400%	04/01/22	997,865
500,000	URS Corp.(d)(e)	5.250%	04/01/22	524,974
1,500,000	Murphy Oil Corp.	4.000%	06/01/22	1,495,492
500,000	Whirlpool Corporation	4.700%	06/01/22	548,342
500,000	Penske Truck Leasing Co., L.P. / PTL Finance Corp.(e)	4.875%	07/11/22	527,280
1,000,000	Hewlett-Packard Company	4.050%	09/15/22	1,009,457
2,025,000	Fiserv, Inc.	3.500%	10/01/22	2,018,676
2,000,000	Transocean Ltd.(a)	3.800%	10/15/22	1,970,234
500,000	Murphy Oil Corp.	3.700%	12/01/22	485,751
1,000,000	Autodesk, Inc.	3.600%	12/15/22	1,003,255
1,500,000	Sunoco Logistics Partners	3.450%	01/15/23	1,484,084
2,500,000	Williams Companies	3.700%	01/15/23	2,481,773
1,500,000	Motorola Solutions, Inc.	3.500%	03/01/23	1,508,847
500,000	Wyeth	6.450%	02/01/24	666,163
865,000	Union Carbide Corp.	7.500%	06/01/25	1,077,371
500,000	Toro Co.	7.800%	06/15/27	592,622
1,949,000	Land O'Lakes Capital Trust I(e)	7.450%	03/15/28	1,939,255
500,000	Global Marine	7.000%	06/01/28	556,747

Mairs & Power Balanced Fund

SCHEDULE OF INVESTMENTS (unaudited) (continued)			March 31, 2013

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	INDUSTRIAL (continued)
$ 1,000,000	Eaton Corporation(e)	4.000%	11/02/32	$998,632
2,000,000	Intel Corp.	4.000%	12/15/32	1,975,708
2,000,000	Comcast Corporation	4.250%	01/15/33	2,013,236
1,000,000	Pitney Bowes	5.250%	01/15/37	1,032,602
1,000,000	Newmont Mining Corp.	4.875%	03/15/42	967,590
500,000	Cargill, Inc.(e)	4.100%	11/01/42	480,101
590,000	Eaton Corporation(e)	4.150%	11/02/42	575,252
500,000	Murphy Oil Corp.	5.125%	12/01/42	467,159
500,000	Lockheed Martin Corporation(e)	4.070%	12/15/42	457,286
500,000	Apache Corporation	4.250%	01/15/44	474,432
				44,513,289
	UTILITIES 1.6%
500,000	CenterPoint Energy, Inc.	5.950%	01/15/14	520,464
500,000	Commonwealth Edison Co.	6.150%	09/15/17	603,193
250,000	Vectren Utility Holdings, Inc.	5.750%	08/01/18	297,078
250,000	South Jersey Gas Co.	7.125%	10/22/18	312,465
250,000	United Utilities PLC(a)	5.375%	02/01/19	277,216
500,000	Chesapeake Energy	6.775%	03/15/19	521,875
250,000	Verizon Communications, Inc.	6.350%	04/01/19	306,786
500,000	CenturyLink, Inc.	6.150%	09/15/19	530,000
2,000,000	Arrow Electronics, Inc.	4.500%	03/01/23	2,017,288
500,000	U S West Capital Funding Inc.	6.875%	07/15/28	481,965
550,000	U S West Capital Funding Inc.	6.875%	09/15/33	546,690
500,000	Entergy Gulf States, Inc.	6.180%	03/01/35	500,066
				6,915,086

	TOTAL CORPORATE BONDS			120,192,125

	ASSET BACKED SECURITIES 1.9%
66,656	GATX Corp.	7.500%	02/28/15	69,972
500,000	American Airlines, Inc.(e)(f)	7.500%	03/15/16	573,750
500,000	Delta Air Lines 2010-2 Class B Pass Thru Trust(e)	6.750%	05/23/17	523,150
415,062	Continental Airlines 2009-1 Class A Pass Through Trust	9.000%	01/08/18	477,861
428,085	American Airlines Pass Through Trust 2011-1 Pass Through Cert(e)	7.000%	07/31/19	445,765
274,938	Continental Airlines 1999-1 Class B Pass Through Trust	6.795%	02/02/20	286,292
815,877	Continental Airlines 2010-1 Class B Pass Through Trust	6.000%	07/12/20	842,393
432,622	Delta Airlines 2011-1 Pass Thru Cert	5.300%	10/15/20	479,691
845,778	America West Airlines, Inc.	8.057%	01/02/22	921,898
901,716	American Airlines 2011-1 Pass Through Trust	5.250%	07/31/22	982,871
210,229	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	10/19/23	239,136
394,236	Southwest Airlines Co.	6.150%	02/01/24	465,160
921,227	US Airways 2010-1 Class A Pass Through Cert	6.250%	10/22/24	1,020,258
471,744	US Airways 2011-1A PTT Equipment Trust Certificate	7.125%	04/22/25	546,657
				7,874,854

	PREFERRED SECURITIES 0.6%
20,000	Pitney Bowes	5.250%	11/27/22	511,200
20,000	Stifel Financial(b)	5.375%	12/31/22	525,800
10,000	Raymond James Financial Inc.	6.900%	03/15/42	278,100
20,000	Protective Life Corp.	6.000%	09/01/42	515,400
20,000	Selective Insurance Group(b)	5.875%	02/09/43	499,000
10,000	Nextera Energy Capital	5.700%	03/01/72	262,500
				2,592,000

	TOTAL FIXED INCOME SECURITIES			$142,172,275
	(cost $133,995,516)

Mairs & Power Balanced Fund

SCHEDULE OF INVESTMENTS (unaudited) (continued)		March 31, 2013

Shares	Security Description	Fair Value
	COMMON STOCKS 55.8%
	BASIC INDUSTRIES 4.2%
82,000	Bemis Co., Inc.	$3,309,520
14,000	Ecolab, Inc.	1,122,520
154,000	H.B. Fuller Co.	6,018,320
116,000	Valspar Corp.	7,221,000
		17,671,360
	CAPITAL GOODS 4.0%
80,000	Graco, Inc.	4,642,400
23,000	Ingersoll-Rand Co., Ltd.(a)	1,265,230
91,000	MTS Systems Corp.	5,291,650
108,000	Pentair Ltd.(a)	5,697,000
		16,896,280
	CONSUMER CYCLICAL 5.7%
155,000	Deluxe Corp.	6,417,000
15,000	Genuine Parts Co.	1,170,000
74,000	Home Depot, Inc.	5,163,720
30,000	Sturm, Ruger & Co., Inc.	1,521,900
115,000	Target Corp.	7,871,750
40,000	Toro Co.	1,841,600
		23,985,970
	CONSUMER STAPLE 3.0%
77,000	General Mills, Inc.	3,796,870
15,000	The Hershey Co.	1,312,950
120,000	Hormel Foods Corp.	4,958,400
26,000	Kimberly-Clark Corp.	2,547,480
		12,615,700
	DIVERSIFIED 3.3%
77,000	3M Co.	8,185,870
245,000	General Electric Co.	5,664,400
		13,850,270
	ENERGY 6.3%
55,000	BP p.l.c. ADR(a)(g)	2,329,250
79,000	ConocoPhillips	4,747,900
100,000	Exxon Mobil Corp.	9,011,000
39,000	Murphy Oil Corp.	2,485,470
108,000	Schlumberger, Ltd.(a)	8,088,120
		26,661,740
	FINANCIAL 9.6%
26,000	American Express Co.	1,753,960
133,000	Associated Banc-Corp.	2,020,270
59,000	Bank of America Corp.	718,620
83,000	JPMorgan Chase & Co.	3,939,180
20,000	Lincoln National Corp.	652,200
183,000	Principal Financial Group	6,227,490
118,000	TCF Financial Corp.	1,765,280
35,000	The Travelers Cos., Inc.	2,946,650
245,000	U.S. Bancorp	8,312,850
156,000	Wells Fargo & Co.	5,770,440
410,000	Western Union Co.	6,166,400
		40,273,340
	HEALTH CARE 9.3%
85,000	Abbott Laboratories	3,002,200
70,000	Abbvie, Inc.	2,854,600
85,000	Baxter International Inc.	6,174,400
72,500	Bristol-Myers Squibb Co.	2,986,275
60,000	Eli Lilly & Co.	3,407,400
72,000	Johnson & Johnson	5,870,160
220,000	Medtronic, Inc.	10,331,200
150,000	Pfizer Inc.	4,329,000
		38,955,235

Mairs & Power Balanced Fund

SCHEDULE OF INVESTMENTS (unaudited) (continued)			March 31, 2013

Shares		Security Description	Fair Value
		COMMON STOCKS (continued)
		TECHNOLOGY 5.9%
400,000		Corning Inc.	$5,332,000
182,000		Emerson Electric Co.	10,168,340
89,000		Honeywell International Inc.	6,706,150
12,000		International Business Machines Corp.	2,559,600
			24,766,090
		TRANSPORTATION 2.2%
110,000		United Parcel Service, Inc., Class B	9,449,000

		UTILITIES 2.3%
50,000		ALLETE, Inc.	2,451,000
136,000		MDU Resources Group, Inc.	3,398,640
130,000		Xcel Energy Inc.	3,861,000
			9,710,640

		TOTAL COMMON STOCKS	$234,835,625
		(cost $152,787,036)

		PREFERRED STOCKS 0.1%
		UTILITIES 0.1%
10,000		SCE Trust I	262,900

		TOTAL PREFERRED STOCKS	$262,900
		(cost $250,000)

		SHORT-TERM INVESTMENTS 10.7%
20,080,000		Dreyfus Cash Management, 0.05%(c)	$20,080,000
20,080,000		First American Prime Obligations Fund, Class Z, 0.02%(c)	20,080,000
4,836,901		INVESCO STIC Prime Portfolio Institutional Class, 0.09%(c)	4,836,901

		TOTAL SHORT-TERM INVESTMENTS	$44,996,901
		(cost $44,996,901)

		TOTAL INVESTMENTS 100.3%	$422,267,701
		(cost $332,029,453)

		OTHER ASSETS AND LIABILITIES (NET) (0.3)%	(1,378,511)

		TOTAL NET ASSETS 100.0%	$420,889,190

	(a)	Foreign security denominated in U.S. dollars. As of March 31, 2013, these securities represented $24,436,731 or 5.8% of total net assets.
	(b)	Non-income producing.
	(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2013.
	(d)	Step Bonds - Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of March 31, 2013.
	(e)
Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been determined to be liquid under guidelines established by the Fund's Board of Trustees.  As of March 31, 2013, these securities represented $15,834,602 or 3.8% of total net assets.

	(f)	Non-income producing - Issue is in default.
	(g)	American Depository Receipt.

	See accompanying Notes to Schedules of Investments.

Mairs & Power Small Cap Fund

SCHEDULE OF INVESTMENTS (unaudited)		March 31, 2013

Shares	Security Description	Fair Value
	COMMON STOCKS 97.1%
	BASIC INDUSTRIES 12.2%
58,200	Apogee Enterprises, Inc.	$1,684,890
59,200	Bemis Co., Inc.	2,389,312
49,100	Hawkins, Inc.	1,961,545
64,900	Titan Machinery, Inc.(b)	1,800,975
36,900	Valspar Corp.	2,297,025
		10,133,747
	CAPITAL GOODS 16.0%
35,600	Badger Meter, Inc.	1,905,312
21,200	Chart Industries, Inc.(b)	1,696,212
30,400	Graco, Inc.	1,764,112
83,377	MOCON, Inc.	1,180,618
32,500	MTS Systems Corp.	1,889,875
46,500	Oshkosh Corporation(b)	1,975,785
8,200	Pentair Ltd.(a)	432,550
30,600	Snap-on Incorporated	2,530,620
		13,375,084
	CONSUMER CYCLICAL 13.5%
21,800	Buffalo Wild Wings, Inc.(b)	1,908,154
32,200	Cabela's Inc.(b)	1,957,116
59,300	Deluxe Corp.	2,455,020
46,600	G&K Services, Inc., Class A	2,120,766
39,300	LKQ Corporation(b)	855,168
42,200	Toro Co.	1,942,888
		11,239,112
	CONSUMER STAPLE 2.3%
32,800	Casey's General Stores, Inc.	1,912,240

	ENERGY 5.8%
163,700	Kodiak Oil & Gas Corp.(a)(b)	1,488,033
44,300	Oasis Petroleum Inc.(b)	1,686,501
64,000	Superior Energy Services, Inc.(b)	1,662,080
		4,836,614
	FINANCIAL 14.6%
196,600	Associated Banc-Corp.	2,986,354
21,600	Associated Estates Realty Corporation	402,624
274,613	Bank Mutual Corporation	1,518,610
121,000	PrivateBancorp, Inc.	2,288,110
116,800	TCF Financial Corp.	1,747,328
25,500	Waddell & Reed Financial, Inc.	1,116,390
56,600	Wintrust Financial Corporation	2,096,464
		12,155,880
	HEALTH CARE 8.4%
27,400	Landauer, Inc.	1,544,812
55,500	Patterson Cos., Inc.	2,111,220
29,200	Techne Corp.	1,981,220
82,300	Vascular Solutions, Inc.(b)	1,334,906
		6,972,158
	TECHNOLOGY 12.6%
26,400	Advent Software, Inc.(b)	738,408
92,400	Cray Inc.(b)	2,144,604
97,700	Daktronics, Inc.	1,025,850
45,934	NVE Corporation(b)	2,591,596
30,500	Proto Labs, Inc.(b)	1,497,550
22,300	SPS Commerce, Inc.(b)	951,541
183,700	VASCO Data Security International, Inc.(b)	1,550,428
		10,499,977

Mairs & Power Small Cap Fund

SCHEDULE OF INVESTMENTS (unaudited) (continued)			March 31, 2013

Shares		Security Description	Fair Value
		COMMON STOCKS (continued)
		TRANSPORTATION 4.7%
74,400		Echo Global Logistics, Inc.(b)	$1,645,728
59,500		Hub Group, Inc.(b)	2,288,370
			3,934,098
		UTILITIES 7.0%
58,300		ALLETE, Inc.	2,857,866
120,100		MDU Resources Group, Inc.	3,001,299
			5,859,165

		TOTAL COMMON STOCKS	$80,918,075
		(cost $68,453,363)

		SHORT-TERM INVESTMENTS 5.9%
788,623		Dreyfus Cash Management, 0.05%(c)	$788,623
4,130,000		First American Prime Obligations Fund, Class Z, 0.02%(c)	4,130,000

		TOTAL SHORT-TERM INVESTMENTS	$4,918,623
		(cost $4,918,623)

		TOTAL INVESTMENTS 103.0%	$85,836,698
		(cost $73,371,986)

		OTHER ASSETS AND LIABILITIES (NET) (3.0)%	(2,643,708)

		TOTAL NET ASSETS 100.0%	$83,192,990

	(a)	Foreign security denominated in U.S. dollars. As of March 31, 2013, these securities represented $1,920,583 or 2.3% of total net assets.
	(b)	Non-income producing.
	(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2013.

	See accompanying Notes to Schedules of Investments.

Mairs & Power Funds Trust
NOTES TO SCHEDULES OF INVESTMENTS (unaudited)	March 31, 2013

Security Valuations
Mairs & Power Growth Fund (the Growth Fund), Mairs & Power Balanced Fund (the Balanced Fund), and Mairs & Power Small Cap Fund (the Small Cap Fund) (individually a Fund and collectively the Funds) are series within the Mairs & Power Funds Trust (the Trust).  Security valuations for the Funds’ investments are furnished by independent pricing services that have been approved by the Trust’s Board of Trustees (the Board). Investments in listed equity securities are valued at the last quoted sale price on the securities exchange on which such securities are principally traded or at the NASDAQ Official Closing Price if readily available for such securities on each business day.  Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider overall market conditions and such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity and ratings.  Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates fair value.

Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, or when the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Value Committee appointed by the Board, pursuant to procedures approved by the Board. Factors that may be considered in determining the fair value of a security are fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold. As of March 31, 2013, no securities in the Funds were valued using this method.

In preparing the financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued.  This evaluation did not result in any subsequent events that necessitated recognition or disclosures.

Fair Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the net assets of each Fund as of March 31, 2013:

	Growth Fund	Balanced Fund	Small Cap Fund
Level 1*	$3,017,212,950	$282,687,426	$85,836,698
Level 2**	-	139,580,275	-
Level 3	-	-	-
Total	$3,017,212,950	$422,267,701	$85,836,698

NOTES TO SCHEDULES OF INVESTMENTS (unaudited) (continued)	March 31, 2013

*   All Level 1 investments are equity securities (common stocks and preferred stocks and securities) and short-term investments.
** All Level 2 investments are fixed income securities, excluding preferred securities.

For detail of securities by major industry classification for the Funds, please refer to the Schedules of Investments.

The Funds had no transfers amongst levels during the period and did not hold any Level 3 investments at either March 31, 2013 or December 31, 2012; therefore, a roll forward of Level 3 investments is not required.

Security Transactions
Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes
At December 31, 2012, the components of accumulated earnings (losses) on a tax basis were as follows:

	Growth Fund	Balanced Fund	Small Cap Fund
Cost of investments	$1,500,832,789	$219,876,934	$37,577,732
Gross unrealized appreciation	$1,095,798,501	$71,856,315	$4,728,780
Gross unrealized depreciation	(105,176,187)	(5,374,188)	(547,524)
Net unrealized appreciation	$990,622,314	$66,482,127	$4,181,256
Undistributed ordinary income	$21,490	$-	$153
Undistributed long-term capital gains	1,248	13,771	-
Total distributable earnings	$22,738	$13,771	$153
Other accumulated earnings	-	-	-
Total accumulated earnings	$990,645,052	$66,495,898	$4,181,409

Transactions With Affiliated Companies
The Growth Fund owned 5% or more of the voting securities of the following companies during the period ended March 31, 2013. As a result, these companies are deemed to be affiliates of the Growth Fund as defined by the Investment Company Act of 1940. Transactions during the period in these securities of affiliated companies were as follows:

	Share Activity
Security Name	Balance 12/31/12	Purchases	Sales	Balance 03/31/13	Dividend Income	Fair Value at 03/31/13
H.B. Fuller Co.	2,850,000	-	-	2,850,000	$242,250	$ 111,378,000
MTS Systems Corp.	1,200,000	-	-	1,200,000	360,000	69,780,000
NVE Corporation	270,500	125,870	-	396,370	-	22,363,195
					$602,250	$203,521,195

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time period specified by the SEC’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Mairs & Power Funds Trust

By (Signature and Title)           /s/ William B. Frels
    William B. Frels, President

Date         5/30/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ William B. Frels
       William B. Frels, President
      (Principal Executive Officer)

Date         5/30/2013

By (Signature and Title)*          /s/ Andrea C. Stimmel
  Andrea C. Stimmel, Treasurer
      (Principal Financial Officer)

Date         5/30/2013

* Print the name and title of each signing officer under his or her signature.